Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnout Liability [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance, beginning
Liabilities recognized	33,559
Conversion to Class A Common Stock in the Merger
Settlement of liability
Change in fair value included in net loss	(30,599)
Balance, ending	2,960
PIPE Make-Whole Liability [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance, beginning
Liabilities recognized	2,071
Conversion to Class A Common Stock in the Merger
Settlement of liability
Change in fair value included in net loss	(122)
Balance, ending	1,949
Private Warrants and Other Warrants [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance, beginning
Liabilities recognized	882
Conversion to Class A Common Stock in the Merger
Settlement of liability	(332)
Change in fair value included in net loss	12
Balance, ending	562
SAFEs [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance, beginning	1,512
Liabilities recognized
Conversion to Class A Common Stock in the Merger	(1,522)
Settlement of liability
Change in fair value included in net loss	10
Balance, ending
SAFEs [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance, beginning		$ 1,983
Change in fair value included in net loss		528
Balance, ending		$ 2,511